Organization And Business	12 Months Ended
Dec. 31, 2010
Organization And Business [Abstract]
Organization And Business

Note 1 – Organization and Business

a)	Company Overview

Inuvo™ , Inc. and subsidiaries (the "Company," or "its") is an Internet marketing business with two segments:

•	Performance Marketing, and

•	Web Properties.

The Performance Marketing segment designs, builds, implements, manages and sells the various technology platforms and services we offer. For the last 24 months, the Performance Marketing segment has executed on a technology strategy to consolidate the disparate platforms we acquired between 2002 and 2008, resulting in a single technology foundation which can serve the needs of advertiser and publisher clients within this segment. This foundation is referred to as the Inuvo Platform. The Inuvo Platform is an open, quality-controlled, lead generation marketplace designed to allow advertisers and publishers the ability to manage their consumer marketing transactions in an automated and transparent environment. In addition to the core Inuvo Platform for advertisers and publishers, we continue to sell several legacy platforms, services or directories within the Performance Marketing segment. Revenue is principally generated when a consumer clicks on links, fills out a lead form or purchases a product. In this segment, we must attract highly visited web publishers where competition for advertising space is driven primarily by the amount paid for each offer presented on each page viewed. We believe that greater transparency and alignment between advertisers and publishers, combined with sophisticated analytic technologies that predict fraud and target offers more effectively, will differentiate service providers in this marketplace.

The Web Properties segment designs, builds and manages unique offers and/or websites that generate revenue principally from the sale of products, leads and/or advertising. The Web Properties segment manages owned and operated websites across verticals that include local search, product shopping comparison, pre/post natal interests. The segment uses a number of online tactics designed to drive traffic to these owned and operated sites including search, affiliates, email and display marketing campaigns. In the future, we expect that a majority of such tactics will be deployed and/or tracked via the Inuvo Platform. In October 2009, we brought to market the Inuvo Platform. Within this solution, advertisers create and manage advertising campaigns, web publishers better monetize their available advertising inventory, and strategic partners and web developers have the ability to customize implementations through an application-programming interface ("API"). We believe a very important by-product of the our business is the information produced both on the advertiser side, where we analyze what kind of products convert, and on the publisher side, where it analyzes what kind of websites consumers have interests in. This business intelligence allows for improved detection of fraudulent transactions and higher advertising response rates.

The Company implemented a cost reduction plan during the first quarter of 2011 to offset the lower revenue associated with the reduction in search marketing revenue resulting from the migration to the recently launched Yahoo!-Bing platform. This cost reduction plan included the elimination of employee positions and the related expenses. Additionally, the Company's executive officers and certain of its senior management agreed to a deferral of cash compensation in an effort to assist us to better manage the Company's liquidity. Furthermore, the Company favorably renegotiated the outsourced call center contract reducing the monthly cash outlay. The Company also made adjustments to adapt to the new Yahoo!-Bing marketplace, and has seen incremental improvements in revenue as a result. The Company believes these steps, along with the higher loan availability from the new bank facility (see Note 18), will provide sufficient cash for the next twelve months.

The accompanying consolidated financial statements were prepared by management on a go-forward basis and therefore do not include any adjustments to the Company's assets or liabilities.

b)	Discontinued Operations

During the second quarter of 2008, the Company made a decision to divest its MarketSmart Advertising, Inc. ("MSA") operations and, effective August 31, 2010, the Company sold substantially all of the assets of MSA. During the second quarter of 2008, the Company ceased operations of its Web Diversity Ltd. ("Web Diversity") subsidiary. In 2008, the Company also made a decision to divest its Cherish, Inc. ("Cherish") and Vintacom Florida Inc ("Vintacom") operations. On February 17, 2009, the Company concluded the sale of the assets of Cherish. In the second half of 2009, the Company ceased operations of Vintacom. In March 2010, the Company determined that due to market and strategic reasons to accelerate its decision to exit the negative-option marketing programs which became part of its Direct segment following the iLead Media, Inc. ("iLead") acquisition in 2006. In July 2010, the Board of Directors approved the plan to sell the Company's Real Estate School Online ("RESO") business unit and in December 2010, substantially all of the assets of RESO were sold.